Income Tax (Details) - Schedule of Income Tax Expense (Benefit) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Benefit [Abstract]
Current tax on profits for the year	$ 4,529,365	$ 2,174	$ 1,167
Prior year income tax overestimation		(1,829)
Total current tax	4,529,365	345	1,167
Origination and reversal of temporary differences	(1,013,375)	430,023	(239,612)
Income tax expense (benefit)	$ 3,515,990	$ 430,368	$ (238,445)